Equity Incentive Plan - Restricted stock unit activity (Details) - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Restricted Stock Units
Outstanding at beginning of the period	3,958,825	1,894,897
Granted	12,076,285	3,375,079
Vested	(2,947,832)	(1,018,828)
Forfeited	(3,125,987)	(292,323)
Outstanding at end of the period	9,961,291	3,958,825
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 13.73	$ 9.4
Granted	3.98	14.77
Vested	11.8	9.4
Forfeited	6.85	12.77
Outstanding at end of year	$ 4.55	$ 13.73